INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 9,558	$ 7,204
Accumulated amortization	1,350	930
Intangible assets, net	8,208	6,274
Amortization expense	420	401	$ 393
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	6,679	4,325
Accumulated amortization	17	0
Intangible assets, net	6,662	4,325
Intangible assets acquired	2,353
Intangible assets acquired, not resulted in cash flows	$ 551
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 2,879	2,879
Accumulated amortization	1,333	930
Intangible assets, net	$ 1,546	$ 1,949
Useful lives	7 years